Income Taxes - Schedule of income (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Income (loss) before income taxes	$ (465,493)	$ 88,334	$ 316,851
Mainland China
Income Taxes [Line Items]
Income (loss) before income taxes	(251,871)	126,902	290,666
United States of America
Income Taxes [Line Items]
Income (loss) before income taxes	(79,753)	(15,858)	(951)
Cayman
Income Taxes [Line Items]
Income (loss) before income taxes	(69,376)	2,024	30,544
Singapore
Income Taxes [Line Items]
Income (loss) before income taxes	(8,970)	(16,644)	1,013
Others
Income Taxes [Line Items]
Income (loss) before income taxes	$ (55,523)	$ (8,090)	$ (4,421)